2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Summary Of Significant Accounting Policies Tables
Principles of Consolidation
Company name		Country of incorporation	Nature/ Vessel name	Statement of operations
				2016	2015	2014
1	Integrated Timeshare Solutions, Inc.	Nevada	Revoked	—	—	8/26/2014 - 12/31/2014
2	Poseidon Navigation Corp.	Marshall Islands	Nikiforos	1/1/2016 - 12/31/2016	12/31/2015	—

Schedule of impairment of long lived assets and goodwill
	Vessel valuation	Carrying value
M/V Nikiforos	$3,175,000	$3,193,575